Basis of Presentation and Significant Accounting Policies - Summary of Net Foreign Currency Transaction Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Net foreign currency transaction gains (losses)	$ (4)	$ (144)	$ 91